NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Nature of Operations [Text Block]

1 — NATURE OF OPERATIONS

Description of Business

xG Technology, Inc. (the “Company”) is a Delaware corporation that has developed a broad portfolio of innovative intellectual property that it believes will enhance wireless communications. The Company’s intellectual property is embedded in proprietary software algorithms designed to offer cognitive interference mitigation and spectrum access solutions to organizations in a wide variety of industries, including national defense and rural broadband, which represent the primary vertical markets that the Company is initially targeting.
On January 29, 2016, the Company completed the acquisition of certain assets and liabilities of Integrated Microwave Technologies, LLC, a Delaware limited liability company (“IMT”), pursuant to an asset purchase agreement by and between the Company and IMT (the “Asset Purchase Agreement”). Pursuant to the terms of the Asset Purchase Agreement, the Company acquired substantially all of the assets and liabilities of IMT in connection with, necessary for or material to IMT’s business of designing, manufacturing and supplying of Coded Orthogonal Frequency Division Multiplexing (COFDM) microwave transmitters and receivers serving the broadcast, sports and entertainment, military, aerospace and government markets (the “Transaction”). The purchase price for the Transaction was $3,000,000, which was paid through: (i) the issuance of a promissory note in the principal amount of $1,500,000 that was originally due on March 31, 2016 (the “Initial Payment Note”); and (ii) the issuance of a promissory note in the principal amount of $1,500,000 due July 29, 2017 (the “Deferred Payment Note”). The acquisition of IMT will be treated as a business combination in accordance with Accounting Standards Codification 805. See Note 17.
IMT comprises the microwave brands Nucomm and RF Central offering customers worldwide complete video solutions. Nucomm is a premium brand of digital broadcast microwave video systems. RF Central is an innovative brand of compact microwave video equipment for licensed and license-free sports and entertainment applications. IMT is a trusted provider of mission-critical wireless video solutions to state, local and federal police departments.

Reverse Stock Split

On July 9, 2015, the Company’s Board of Directors (the “Board”) approved a resolution to amend the Company’s Certificate of Incorporation and to authorize the Company to effect a reverse split of the Company’s outstanding common stock at a ratio of 1-for-10. On July 17, 2015, the Company effected a one-for-ten reverse stock split. Upon effectiveness of the reverse stock split, every 10 shares of outstanding common stock decreased to one share of common stock. Throughout this report the reverse split was retroactively applied to all periods presented.

Delisting Notice

On September 28, 2015, the Company received a written notification from the Nasdaq indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) relating to the minimum bid requirements as the Company’s closing bid price was below $1.00 per share for the previous thirty (30) consecutive business days. Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company has been granted a 180 calendar day compliance period, or until March 28, 2016, to regain compliance with the minimum bid price requirements. During the compliance period, the Company’s shares of common stock will continue to be listed and traded on the Nasdaq Capital Market. To regain compliance, the closing bid of the Company’s shares of common stock must meet or exceed $1.00 per share for at least ten (10) consecutive business days during the 180 calendar day grace period. On March 29, 2016, the Company received written notice from Nasdaq, that it had granted the Company an additional 180 calendar days, or until September 26, 2016, to regain compliance with the minimum bid price requirement of $1.00 per share for continued listing on Nasdaq, pursuant to Nasdaq Listing Rule 5810(c)(3)(A)(ii).